PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, equipment and software, net
Property, equipment and software, net, consist of the foll
o
wing:

	As of December 31,
	2019	2020
	RMB	RMB
Leasehold improvement	29,421	32,417
Electronic equipment	25,990	21,932
Furniture	10,117	6,669
Software	2,441	4,336
Vehicles	1,101	1,101
Construction in progress	3,144	874

Subtotal	72,214	67,329

Less: accumulated depreciation	(26,870)	(41,319)

Property, equipment and software, net	45,344	26,010